T. ROWE PRICE Retirement 2030 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 28.1%
T. Rowe Price Funds:
New Income Fund  1,623,126 1,739,083 161,628 379,607,953 3,006,495
Limited Duration Inflation
Focused Bond Fund  459,484 657,330 43,777 227,780,920 1,045,514
International Bond Fund (USD
Hedged)  578,283 512,685 74,417 121,057,722 1,016,885
U.S. Treasury Long-Term Index
Fund  618,609 635,901 75,271 135,310,165 1,013,473
Dynamic Global Bond Fund  389,479 396,558 68,721 87,765,922 679,308
Emerging Markets Bond Fund  302,988 347,384 54,712 66,496,880 599,802
High Yield Fund  293,141 336,439 61,282 97,970,066 574,105
Floating Rate Fund  141,401 99,914 31,950 22,929,389 213,014
Dynamic Credit Fund  – 70,386 555 7,866,586 69,619
Total Bond Mutual Funds (Cost $9,397,847) 8,218,215
EQUITY MUTUAL FUNDS 71.0%
T. Rowe Price Funds:
Growth Stock Fund  1,994,604 1,006,851 437,930 32,795,471 3,164,107
Value Fund  1,812,166 1,171,216 302,115 69,852,028 3,108,415
U.S. Large-Cap Core Fund  632,405 1,086,627 29,883 52,898,917 2,063,587
Equity Index 500 Fund  1,139,500 483,674 82,143 15,025,580 2,017,785
Overseas Stock Fund  947,981 611,075 110,758 124,729,413 1,581,569
International Value Equity Fund  807,400 551,601 103,339 86,283,993 1,396,938
International Stock Fund  809,089 558,232 106,394 69,915,189 1,356,355
Real Assets Fund  512,923 735,275 25,739 92,155,955 1,253,321
Mid-Cap Growth Fund  453,941 335,229 58,071 7,696,451 821,750
Hedged Equity Fund  – 659,548 4,698 64,749,685 736,851
Mid-Cap Value Fund  402,322 301,548 71,615 21,800,069 713,952
Emerging Markets Discovery
Stock Fund  359,069 277,860 88,257 42,628,980 559,718
Small-Cap Stock Fund  296,812 217,579 31,149 9,127,141 543,613
Emerging Markets Stock Fund  302,651 234,950 42,325 13,466,294 460,009
Small-Cap Value Fund  246,685 185,643 25,895 8,567,130 444,120
New Horizons Fund (2) 191,898 142,044 15,504 6,014,089 359,643
U.S. Equity Research Fund  428,179 41,763 381,483 2,562,701 128,878
Total Equity Mutual Funds (Cost $14,754,275) 20,710,611
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,575 721,788 720,189 41,302 4,110
Total Other Mutual Funds (Cost $4,098) 4,110

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 418,572 1,315,129 1,497,112 236,589,132 236,589
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 25,000,000 24,798
Total Short-Term Investments (Cost $261,390) 261,387
Total Investments in Securities 100.0%
(Cost $24,417,610) $ 29,194,323
Other Assets Less Liabilities (0.0)% (14,489)
Net Assets 100.0% $ 29,179,834
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,939 S&P 500 E-mini Index contracts 3/24 (494,809) $ (14,872)
Net payments (receipts) of variation margin to date 12,666
Variation margin receivable (payable) on open futures contracts $ (2,206)

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ (212) $ 1,031
Dynamic Global Bond Fund  (6,200) (38,008) —
Emerging Markets Bond Fund  (11,035) 4,142 16,099
Emerging Markets Discovery Stock Fund  (15,204) 11,046 12,652
Emerging Markets Stock Fund  5,944 (35,267) 6,867
Equity Index 500 Fund  109,008 476,754 13,719
Floating Rate Fund  (1,201) 3,649 9,186
Growth Stock Fund  249,812 600,582 6,248
Hedged Equity Fund  449 82,001 2,369
High Yield Fund  (5,005) 5,807 18,164
International Bond Fund (USD Hedged)  (7,203) 334 —
International Stock Fund  19,310 95,428 13,761
International Value Equity Fund  16,428 141,276 27,839
Limited Duration Inflation Focused Bond Fund  (2,782) (27,523) 22,309
Mid-Cap Growth Fund  40,110 90,651 3,387
Mid-Cap Value Fund  34,360 81,697 7,199
New Horizons Fund  3,680 41,205 —
New Income Fund  (16,910) (194,086) 58,135
Overseas Stock Fund  28,894 133,271 25,416
Real Assets Fund  981 30,862 17,106
Small-Cap Stock Fund  19,317 60,371 3,081
Small-Cap Value Fund  12,014 37,687 3,445
Transition Fund  (4,911) (64) 683
U.S. Equity Research Fund  15,502 40,419 1,771
U.S. Large-Cap Core Fund  3,018 374,438 10,208
U.S. Treasury Long-Term Index Fund  (19,415) (165,766) 17,331
Value Fund  96,470 427,148 33,896
U.S. Treasury Money Fund, 5.40% — — 12,806
Totals $ 565,429# $ 2,277,842 $ 344,708+

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $150,325 of the net realized gain (loss).
+
Investment income comprised $344,708 of
income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2030 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 8,218,215 $ — $ — $ 8,218,215
Equity Mutual Funds 20,710,611 — — 20,710,611
Other Mutual Funds 4,110 — — 4,110
Short-Term Investments 236,589 24,798 — 261,387
Total $ 29,169,525 $ 24,798 $ — $ 29,194,323
Liabilities
Futures Contracts* $ 14,872 $ — $ — $ 14,872
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2030 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F142-054Q3 02/24